CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Interest expense	¥ 165,669	$ 23,334	¥ 120,357	¥ 73,789
Interest income (including interest income from related party amounting to RMB3,447, RMB6,961 and RMB6,813 (US$960) for the years ended December 31, 2021, 2022 and 2023, respectively)	10,832	1,526	10,021	5,894
Foreign currency translation, net of tax	0		0	0
Related party
Interest expense	14,308	2,015	16,790	13,532
Interest income (including interest income from related party amounting to RMB3,447, RMB6,961 and RMB6,813 (US$960) for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 6,813	$ 960	¥ 6,961	¥ 3,447